Investments (Maturities of Available-For-Sale Debt Securities Included in Short-Term Investments) (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Cost
Due within one year	¥ 630
Available-for-sale Debt Securities, Amortized Cost Basis	630
Fair value
Due within one year	630
Available-for-sale Securities, Debt Securities	¥ 630